PROPERTY, PLANT AND EQUIPMENT	24 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Text Block]
4.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31,	2014	2013

Land	$1,777,116	$1,777,116
Building	8,197,271	8,282,939
Furniture and fixtures	184,630	152,840
Machinery and equipment	4,453,992	4,393,873
Vehicles	1,361,358	1,675,173
Leasehold improvements	61,142	60,742

Total property, plant and equipment	16,035,509	16,342,683
Less – accumulated depreciation and amortization	(7,288,234)	(6,876,828)

Total property, plant and equipment, net	$8,747,275	$9,465,855

Depreciation and amortization expense on property, plant, and equipment amounted to approximately $744,123 and $716,419 for the years ended December 31, 2014 and 2013, respectively.